Income Taxes - Schedule of Reconciliation Between the Income Tax Expenses (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Income Tax Reconciliation [Abstract]
Loss from Cayman Islands and BVI entities	$ (233,454)	$ (85,000)
Profit from Hong Kong entities	793,887	1,123,924
Income before income tax	560,433	1,038,924
Tax expenses at the Cayman Islands and BVI statutory income tax rate
Tax effect of rate differences in various jurisdictions	92,471	171,422
Tax effect of non-taxable income		(4,838)
Tax effect of deductible temporary difference	532	(4,917)
Tax effect of non-deductible expenditure	38,520
Tax concession	(192)	(385)
Additional tax reduction related to two-tiered profits tax regime	(21,154)	(21,154)
Income tax expense	$ 110,177	$ 140,129